Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

October 31, 2019

SFB-QTLY-1219
1.809079.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Alabama - 0.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,196,108
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,748,508

TOTAL ALABAMA		4,944,616

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,130,748
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	$1,685,000	$1,982,183
5% 10/1/33	2,200,000	2,576,552
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	965,000	989,569

TOTAL ALASKA		10,679,052

Arizona - 1.4%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,345,861
5% 6/1/27	500,000	624,470
5% 6/1/29	1,725,000	2,184,281
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,850,216
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.216%, tender 1/1/37 (a)(b)	1,000,000	977,920
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,264,814
5% 5/1/43	1,000,000	1,144,830
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,260,828
Series 2017, 5% 7/1/24	3,475,000	4,054,769
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	166,476
5% 7/1/48	200,000	212,258
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	481,740
6% 1/1/48 (c)	2,825,000	2,980,855
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	392,693
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,437,098
5% 7/1/30	1,500,000	1,867,905
5% 7/1/31	800,000	992,928
5% 7/1/32	3,250,000	4,017,163
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,646,800
Series 2017 B:
5% 7/1/30	4,000,000	4,955,040
5% 7/1/34	2,000,000	2,448,500
5% 7/1/35	2,000,000	2,442,540
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,389,100
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,096,520
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,840,475
5.5% 12/1/29	2,100,000	2,726,955
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	293,071
Tempe Indl. Dev. Auth. Rev.:
(Mirabella At ASU, Inc. Proj.) Series 2017 A:
6.125% 10/1/47 (c)	285,000	325,080
6.125% 10/1/52 (c)	285,000	324,045
(Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	4,300,000	4,341,624
(Mirabella At ASU, Inc. Proj.) Series 2017 B, 6% 10/1/37 (c)	140,000	161,070

TOTAL ARIZONA		60,247,925

California - 3.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	5,097,268
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,652,004
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,106,556
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	2,140,000	3,092,963
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	35,000	35,109
Series 2007, 5.625% 5/1/20	5,000	5,017
5.25% 4/1/35	2,920,000	3,201,546
5.5% 4/1/30	5,000	5,017
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52	15,070,000	16,549,121
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,595,413
5% 5/15/38	3,000,000	3,601,860
5% 5/15/43	4,000,000	4,749,800
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	360,000	361,937
(NCCD Claremont Properties LLC Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	280,000	282,450
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,952,820
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,182,650
5% 5/15/26	1,000,000	1,208,420
5% 5/15/27	1,000,000	1,204,040
5% 5/15/28	1,000,000	1,198,310
5% 5/15/32	1,250,000	1,476,513
5% 5/15/33	1,500,000	1,767,135
5% 5/15/40	1,000,000	1,160,340
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2009 C, 5%, tender 11/1/29 (a)	8,835,000	11,592,404
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,754,877
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,885,433
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,845,226
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,820,550
Series 2017 A1:
5% 6/1/21	1,110,000	1,171,305
5% 6/1/22	1,555,000	1,689,647
5% 6/1/23	1,780,000	1,983,543
5% 6/1/24	1,000,000	1,142,860
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,422,786
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	979,602
Series B:
0% 8/1/33	4,350,000	3,178,458
0% 8/1/37	8,000,000	5,118,720
0% 8/1/38	4,225,000	2,612,867
0% 8/1/39	7,220,000	4,308,030
0% 8/1/41	4,900,000	2,713,228
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,226,022
5% 9/1/30	1,370,000	1,583,391
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,455,712
5% 8/1/31	1,630,000	1,948,877
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,362,800
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,085,591
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,074,680
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	916,877
0% 7/1/37	5,105,000	3,253,008
Series 2008 E, 0% 7/1/47 (d)	2,600,000	2,191,280
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,608,119
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,140,820
5% 6/1/27	1,000,000	1,139,300
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,648,091
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	991,970
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,547,510
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,233,780
5% 6/1/28	1,510,000	1,892,861
5% 6/1/29	1,000,000	1,268,730
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,987,143
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,363,820
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,900,000	1,948,412
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	958,710

TOTAL CALIFORNIA		148,533,329

Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,699,168
5% 10/1/43	1,810,000	2,090,912
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	305,043
5% 9/1/24	225,000	260,813
5% 9/1/25	260,000	308,974
5% 9/1/28	2,200,000	2,690,864
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,231,061
Series 2019 A, 5% 11/15/37	5,090,000	6,352,167
Series 2019 A2, 5% 8/1/44	4,800,000	5,674,512
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,982,012
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,336,155
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,275,000	1,411,055
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,481,466
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,077,335
Denver City & County Arpt. Rev.:
Series 2017 B, 5% 11/15/33	6,500,000	7,969,650
Series 2018 B, 5% 12/1/48	3,640,000	4,394,754
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,067,098
Series 2010 C, 5.375% 9/1/26	1,000,000	1,031,760
Univ. of Colorado Enterprise Sys. Rev. Series 2016 A, 5% 6/1/47 (Pre-Refunded to 6/1/26 @ 100)	3,115,000	3,830,204

TOTAL COLORADO		56,195,003

Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,795,055
Series 2016 B, 5% 5/15/27	10,000,000	12,006,200
Series 2016 E:
5% 10/15/26	2,030,000	2,469,718
5% 10/15/29	2,930,000	3,522,007
Series 2018 F:
5% 9/15/25	1,950,000	2,320,715
5% 9/15/27	1,000,000	1,237,250
5% 9/15/28	4,500,000	5,663,160
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,263,843
5% 7/1/35	1,200,000	1,440,888
5% 7/1/36	400,000	479,140
5% 7/1/37	1,555,000	1,856,857
5% 7/1/42	1,655,000	1,955,482
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (a)	4,380,000	4,446,401
Series U2, 2%, tender 2/8/22 (a)	11,500,000	11,695,730
Series 2016 K, 4% 7/1/46	4,465,000	4,710,307
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,476,726
5% 7/1/49 (c)	2,040,000	2,202,404
Series K1:
5% 7/1/31	1,500,000	1,792,035
5% 7/1/35	1,280,000	1,509,862
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,650,000	1,835,939
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,845,281
5% 5/1/35	2,325,000	2,846,637
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,820,647
5% 4/1/39 (c)	3,125,000	3,525,594
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	667,008
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,225,469
5% 11/1/26	1,735,000	2,120,396

TOTAL CONNECTICUT		82,730,751

Delaware - 0.3%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,871,610
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Series 2017 A, 5% 6/1/33	2,300,000	2,816,856
Series 2019 A, 5% 10/15/44	9,000,000	11,122,830
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,756,280
5% 7/15/30	6,495,000	7,683,780
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	2,340,000	2,502,794
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	814,312
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,559,050
5% 10/1/34	2,000,000	2,486,500
5% 10/1/36	2,000,000	2,469,060
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,740,791
5% 10/1/23	2,250,000	2,579,468
5% 10/1/25	2,310,000	2,801,522
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,807,288
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,575,897

TOTAL DISTRICT OF COLUMBIA		56,716,428

Florida - 8.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,969,433
Series 2015 C:
5% 7/1/25	1,375,000	1,645,394
5% 7/1/27	1,455,000	1,730,650
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,747,784
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,937,622
Series 2012 A:
5% 7/1/24	4,345,000	4,780,021
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,485,000	4,927,042
Series 2015 A:
5% 7/1/24	940,000	1,097,290
5% 7/1/26	3,635,000	4,334,519
Series 2016, 5% 7/1/32	1,020,000	1,219,012
Central Florida Expressway Auth. Sr. Lien Rev. Orlando & Orange County Expressway Auth. Rev. Series 2017:
5% 7/1/37	5,500,000	6,645,100
5% 7/1/38	3,000,000	3,615,240
5% 7/1/39	1,250,000	1,503,200
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,021,467
Series 2012 A1, 5% 6/1/21	4,525,000	4,789,532
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,731,318
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,510,153
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,820,000	5,301,952
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,960,542
Series 2015 C, 5% 10/1/35	2,000,000	2,265,580
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	508,312
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,194,253
5% 10/1/31	1,075,000	1,300,148
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,235,936
Series 2015 B, 5% 10/1/29	1,250,000	1,479,350
Gainesville Utils. Sys. Rev.:
Series 2017 A:
5% 10/1/30	2,810,000	3,513,596
5% 10/1/35	5,000,000	6,164,800
Series 2019 A:
5% 10/1/44	5,855,000	7,255,516
5% 10/1/47	22,815,000	28,195,690
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	639,007
5% 6/1/24	835,000	952,819
5% 6/1/28	655,000	761,058
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	4,990,000	4,997,335
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	10,000	10,015
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	3,039,450
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,568,400
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,024,814
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2012 A:
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,245,126
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	175,000	181,897
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,456,720
5% 8/15/34	2,750,000	3,354,863
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,480,670
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,716,525
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	1,500,000	1,559,340
Series 2010:
5.375% 10/1/35 (Pre-Refunded to 10/1/20 @ 100)	900,000	934,587
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	755,000	784,868
Series 2014 A, 5% 10/1/37	8,500,000	9,740,150
Series 2014 B, 5% 10/1/34	2,225,000	2,563,178
Series 2016 A, 5% 10/1/41	8,500,000	10,021,755
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,104,030
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,376,362
Series 2014 A:
5% 7/1/25	1,430,000	1,648,275
5% 7/1/27	1,000,000	1,145,370
5% 7/1/28	2,225,000	2,546,312
5% 7/1/29	1,010,000	1,150,744
5% 7/1/44	18,800,000	20,973,280
Series 2014 B, 5% 7/1/30	2,500,000	2,844,375
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	2,195,000	2,327,402
Series 2014 D:
5% 11/1/22	2,085,000	2,312,432
5% 11/1/25	6,655,000	7,789,811
Series 2015 A, 5% 5/1/29	12,370,000	14,451,871
Series 2015 B, 5% 5/1/27	13,000,000	15,326,220
Series 2016 A, 5% 5/1/32	10,000,000	11,850,000
Series 2016 B, 5% 8/1/26	4,505,000	5,529,077
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	840,743
5% 7/1/42	800,000	867,208
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,705,180
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	6,315,000	6,740,126
Series 2012 B, 5% 10/1/42	2,500,000	2,668,300
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,962,900
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,261,642
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	190,000	217,894
5% 12/1/24 (Escrowed to Maturity)	380,000	447,195
5% 12/1/31 (Pre-Refunded to 12/1/24 @ 100)	1,500,000	1,765,245
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/24	760,000	890,431
Series 2014 B:
5% 8/1/22	3,025,000	3,334,397
5% 8/1/23	3,550,000	4,040,078
Series 2015 B:
5% 8/1/23	1,500,000	1,707,075
5% 8/1/25	875,000	1,054,209
Series 2015 D:
5% 8/1/28	1,980,000	2,358,913
5% 8/1/29	6,765,000	8,018,419
5% 8/1/31	7,015,000	8,272,018
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	300,000	357,873
5% 7/1/39	400,000	464,088
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,812,625
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	607,605
5% 10/1/28	4,000,000	4,838,720
5% 10/1/30	2,000,000	2,395,800
5% 10/1/32	3,310,000	3,932,710
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,831,900
5% 8/15/32	3,920,000	4,780,675
5% 8/15/35	705,000	851,689
5% 8/15/37	5,000,000	5,990,050
5% 8/15/42	3,400,000	4,012,272
5% 8/15/47	5,200,000	6,085,352
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,662,818
5% 12/1/36	1,100,000	1,257,619
Series 2015 A, 5% 12/1/40	1,000,000	1,121,820
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	986,310
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,375,018
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,620,212
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	891,923

TOTAL FLORIDA		377,017,642

Georgia - 2.7%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,906,445
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,744,974
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	10,034,496
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,407,951
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,994,216
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,908,410
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,072,680
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,713,491
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,529,616
Series 2019:
4% 6/15/49	1,180,000	1,318,957
5% 6/15/52	4,315,000	5,277,590
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	11,060,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	2,900,000	3,118,515
Series GG, 5% 1/1/23	1,600,000	1,773,904
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,310,138
Series S, 5% 10/1/24	1,575,000	1,736,957
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,170,441
Series 2019 B, 4%, tender 12/2/24 (a)	14,535,000	16,307,689
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,770,158
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,941,440
5% 4/1/44	9,105,000	10,215,173

TOTAL GEORGIA		112,314,041

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,161,422
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	589,250
5.5% 12/1/26	1,200,000	1,458,588
5.5% 12/1/27	3,250,000	3,937,375
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,115,000	1,143,994
5% 7/15/21	1,660,000	1,764,480
5% 7/15/22	1,850,000	2,029,524
5% 7/15/23	880,000	994,638
5% 7/15/24	705,000	819,337
5% 7/15/25	705,000	840,663
5% 7/15/26	500,000	610,200
5% 7/15/27	1,765,000	2,199,861
Series 2019 A, 4% 1/1/50	635,000	695,122

TOTAL IDAHO		17,083,032

Illinois - 19.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,062,527
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,431,767
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,181,956
Series 2010 F, 5% 12/1/20	570,000	588,023
Series 2011 A:
5% 12/1/41	1,865,000	1,934,303
5.25% 12/1/41	1,510,000	1,573,631
5.5% 12/1/39	2,700,000	2,830,086
Series 2012 A, 5% 12/1/42	2,815,000	2,965,743
Series 2015 C, 5.25% 12/1/39	800,000	878,840
Series 2016 B, 6.5% 12/1/46	400,000	482,152
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,781,080
Series 2017 C:
5% 12/1/22	1,370,000	1,478,997
5% 12/1/23	2,730,000	3,002,645
5% 12/1/24	1,840,000	2,055,482
5% 12/1/25	2,830,000	3,205,626
5% 12/1/26	500,000	574,365
Series 2017 D, 5% 12/1/24	1,805,000	2,016,384
Series 2017 H, 5% 12/1/36	440,000	498,969
Series 2018 A:
5% 12/1/24	1,590,000	1,776,205
5% 12/1/29	4,445,000	5,196,516
5% 12/1/31	850,000	984,946
Series 2018 C, 5% 12/1/46	8,695,000	9,758,485
Series 2019 A:
5% 12/1/25	2,500,000	2,831,825
5% 12/1/26	2,100,000	2,412,333
5% 12/1/29	3,095,000	3,668,101
5% 12/1/30	4,045,000	4,769,581
5% 12/1/32	1,700,000	1,988,643
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	891,471
5% 1/1/36	4,500,000	5,255,010
5% 1/1/37	5,300,000	6,176,249
5% 1/1/41	6,000,000	6,936,900
5% 1/1/46	8,470,000	9,733,809
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,740,886
Series 2016 B, 5% 1/1/34	2,835,000	3,332,713
Series 2016 C:
5% 1/1/32	4,750,000	5,605,808
5% 1/1/33	1,305,000	1,536,598
5% 1/1/34	1,510,000	1,775,096
Series 2016 D, 5% 1/1/52	3,500,000	4,074,070
Series 2017 B:
5% 1/1/34	1,515,000	1,813,410
5% 1/1/35	2,540,000	3,033,852
5% 1/1/36	1,650,000	1,966,140
5% 1/1/37	6,400,000	7,608,000
5% 1/1/38	2,250,000	2,666,453
5% 1/1/39	5,000,000	5,913,650
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,452,000
Series 2017, 5% 12/1/46	1,900,000	2,151,218
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,061,085
5% 6/1/23	880,000	978,630
5% 6/1/24	1,495,000	1,705,945
5% 6/1/25	745,000	870,778
5% 6/1/26	1,595,000	1,900,714
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,210
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,323,345
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,142,974
5.25% 11/15/33	13,180,000	13,643,541
Series 2011 A, 5.25% 11/15/28	1,625,000	1,729,829
Series 2012 C:
5% 11/15/23	4,375,000	4,782,006
5% 11/15/24	3,500,000	3,823,435
5% 11/15/25 (FSA Insured)	5,800,000	6,379,652
Series 2016 A, 5% 11/15/29	6,110,000	7,212,000
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,238,881
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	809,244
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,289,256
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	250,294
5% 10/1/32	290,000	361,323
5% 10/1/33	500,000	621,435
5% 10/1/35	300,000	370,704
5% 10/1/36	300,000	369,621
5% 10/1/37	350,000	429,408
5% 10/1/38	375,000	458,809
5% 10/1/39	350,000	427,116
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,400,635
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,658,310
5% 10/1/33	1,500,000	1,785,645
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	952,800
5% 7/15/27	1,300,000	1,626,703
5% 7/15/30	1,490,000	1,848,122
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	12,001,286
5% 5/15/43	10,000,000	11,786,500
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	7,765,204
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,730,862
5% 2/15/29	3,455,000	4,247,059
5% 2/15/36	2,390,000	2,841,925
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	551,863
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,376,148
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,052,994
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,378,367
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,062,611
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	708,897
Series 2012 A, 5% 5/15/23	700,000	760,963
Series 2012:
4% 9/1/32	3,020,000	3,158,980
5% 9/1/22	800,000	883,280
5% 9/1/32	4,000,000	4,361,680
5% 9/1/38	5,400,000	5,853,006
5% 11/15/43	1,640,000	1,741,024
Series 2013:
4% 5/15/33	1,055,000	1,089,361
5% 11/15/24	1,115,000	1,226,600
5% 11/15/27	400,000	436,184
5% 5/15/43	3,750,000	3,966,938
Series 2014, 5% 8/1/38	6,800,000	7,681,892
Series 2015 A:
5% 11/15/31	3,500,000	4,065,390
5% 11/15/45	9,750,000	10,922,340
Series 2015 B, 5% 11/15/23	1,845,000	2,106,012
Series 2015 C:
5% 8/15/35	3,340,000	3,792,804
5% 8/15/44	15,400,000	17,216,892
Series 2016 A:
5% 7/1/33	1,850,000	2,157,433
5% 7/1/34	1,000,000	1,162,680
5% 8/15/34	1,800,000	2,065,662
5% 7/1/36	1,530,000	1,768,267
5.25% 8/15/29	1,015,000	1,206,074
Series 2016 B:
5% 8/15/30	3,000,000	3,630,570
5% 8/15/33	4,585,000	5,475,590
5% 8/15/34	2,415,000	2,876,434
Series 2016 C:
3.75% 2/15/34	725,000	784,776
4% 2/15/36	3,085,000	3,426,571
5% 2/15/21	4,080,000	4,273,678
5% 2/15/22	3,600,000	3,907,296
5% 2/15/24	325,000	375,248
5% 2/15/30	13,250,000	16,152,545
5% 2/15/31	2,080,000	2,525,578
5% 2/15/41	5,375,000	6,314,013
Series 2016:
4% 2/15/41	9,575,000	10,496,977
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	23,331
5% 12/1/29	1,030,000	1,211,651
5% 12/1/46	2,660,000	3,024,952
Series 2017 A, 5% 8/1/47	430,000	485,487
Series 2017:
5% 1/1/22	2,795,000	3,022,401
5% 7/1/24	1,375,000	1,603,718
5% 1/1/28	3,075,000	3,804,759
5% 7/1/28	2,745,000	3,391,118
5% 7/1/33	3,365,000	4,089,114
5% 7/1/34	2,765,000	3,349,245
5% 7/1/35	2,290,000	2,767,511
Series 2018 A:
4.25% 1/1/44	1,895,000	2,038,793
5% 1/1/44	11,470,000	13,122,368
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,355,872
Series 2006, 5.5% 1/1/31	1,945,000	2,395,423
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	904,968
5% 1/1/23 (FSA Insured)	2,100,000	2,112,390
Series 2012 A:
4% 1/1/23	1,220,000	1,262,480
5% 1/1/33	1,700,000	1,773,406
Series 2012:
5% 8/1/21	1,695,000	1,780,665
5% 3/1/23	1,500,000	1,591,215
5% 8/1/23	1,675,000	1,835,917
5% 3/1/36	1,000,000	1,043,900
Series 2013 A, 5% 4/1/35	900,000	958,068
Series 2013:
5% 7/1/22	320,000	343,229
5.5% 7/1/38	2,000,000	2,169,920
Series 2014:
5% 2/1/23	1,880,000	2,037,845
5% 2/1/25	2,245,000	2,464,359
5% 2/1/27	1,225,000	1,339,195
5% 4/1/28	580,000	634,456
5% 5/1/28	3,325,000	3,642,205
5% 5/1/32	1,400,000	1,521,632
5% 5/1/33	1,600,000	1,736,400
5.25% 2/1/29	3,000,000	3,295,410
5.25% 2/1/30	2,700,000	2,962,143
5.25% 2/1/31	1,305,000	1,428,140
Series 2016:
5% 2/1/23	880,000	953,885
5% 6/1/25	4,465,000	5,019,419
5% 2/1/26	1,000,000	1,136,020
5% 6/1/26	610,000	696,108
5% 2/1/27	3,745,000	4,284,018
5% 2/1/28	3,495,000	3,984,335
5% 2/1/29	3,285,000	3,736,622
Series 2017 A:
5% 12/1/23	1,100,000	1,214,400
5% 12/1/26	3,350,000	3,847,576
Series 2017 C, 5% 11/1/29	4,605,000	5,221,333
Series 2017 D:
5% 11/1/21	19,000,000	20,078,250
5% 11/1/25	17,430,000	19,690,845
5% 11/1/26	6,970,000	7,920,429
5% 11/1/27	11,500,000	13,182,105
Series 2018 A:
5% 10/1/26	1,500,000	1,719,105
5% 10/1/28	3,500,000	4,079,320
Series 2019 B:
5% 9/1/21	3,105,000	3,276,210
5% 9/1/22	3,050,000	3,284,484
5% 9/1/23	3,105,000	3,409,507
5% 9/1/24	3,105,000	3,455,368
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	5,023,983	5,222,882
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,197,701
5% 2/1/29	10,000,000	11,754,500
5% 2/1/31	1,890,000	2,203,835
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,877,400
Series 2014 A, 5% 12/1/22	6,565,000	7,285,574
Series 2014 C, 5% 1/1/38	2,485,000	2,833,969
Series 2015 A:
5% 1/1/37	4,445,000	5,139,131
5% 1/1/40	6,700,000	7,701,918
Series 2015 B, 5% 1/1/40	3,800,000	4,386,796
Series 2016 A:
5% 12/1/31	945,000	1,111,282
5% 12/1/32	6,700,000	7,851,864
Series 2019 A, 5% 1/1/44	5,000,000	6,063,700
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,260,000
0% 11/1/20 (FSA Insured)	3,850,000	3,792,620
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,838,673
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,737,360
5% 1/1/28	2,780,000	3,213,041
Series 2017, 5% 1/1/29	1,030,000	1,247,866
6.5% 1/1/20 (AMBAC Insured)	310,000	312,533
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,592,054
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,473,344
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,944,078
0% 1/15/25	4,440,000	4,019,754
0% 1/15/26	3,335,000	2,944,505
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	14,431,491
0% 6/15/44 (FSA Insured)	19,125,000	8,095,613
0% 6/15/45 (FSA Insured)	12,145,000	4,955,767
0% 6/15/47 (FSA Insured)	10,605,000	4,002,221
Series 2012 B, 0% 12/15/51	5,900,000	1,735,603
Series 2017 B:
5% 12/15/28	2,000,000	2,309,780
5% 12/15/32	900,000	1,019,691
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,402,100
5% 6/1/24	1,635,000	1,883,585
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	2,001,758
Series 2010 A:
5% 4/1/25	1,700,000	1,723,817
5.25% 4/1/30	1,020,000	1,034,107
Series 2013:
6% 10/1/42	1,935,000	2,188,949
6.25% 10/1/38	1,900,000	2,172,289
Series 2018 A, 5% 4/1/29	3,940,000	4,918,144
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,755,710
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,290,000
0% 11/1/19 (FSA Insured)	8,310,000	8,310,000
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,230,128

TOTAL ILLINOIS		814,037,606

Indiana - 1.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,900,000	2,085,611
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,174,210
5% 11/1/28	450,000	573,161
5% 11/1/29	1,400,000	1,807,036
5% 11/1/30	315,000	411,069
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,864,102
Series 2012:
5% 3/1/25	1,000,000	1,080,260
5% 3/1/30	500,000	536,795
5% 3/1/41	2,590,000	2,756,149
Series 2015 A, 5.25% 2/1/32	2,940,000	3,529,852
Series 2015, 5% 3/1/36	4,500,000	5,147,145
Series 2016:
5% 9/1/27	1,850,000	2,237,298
5% 9/1/31	1,835,000	2,182,861
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	943,577
5% 10/1/37	1,700,000	1,863,489
Series 2014 A:
5% 10/1/25	1,200,000	1,409,052
5% 10/1/26	1,750,000	2,047,798
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,045,208
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,672,459
Series 2011 A, 5.25% 10/1/26	1,000,000	1,073,660
Series 2011 B, 5% 10/1/41	2,000,000	2,126,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	834,856
Series 2017 A:
5% 1/1/32	4,000,000	4,913,640
5% 1/1/34	2,000,000	2,432,840
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,620,000	4,408,762
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,806,400
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,767,754
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,102,990
4% 4/1/46	2,240,000	2,427,645
5% 4/1/40	2,240,000	2,716,874
Series 2020:
4% 4/1/37 (e)	1,660,000	1,810,164
5% 4/1/29 (e)	1,030,000	1,267,415

TOTAL INDIANA		71,056,132

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,960,900
Series A:
5% 5/15/43	820,000	915,628
5% 5/15/48	945,000	1,051,974

TOTAL IOWA		4,928,502

Kansas - 0.5%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,535,922
Johnson County Unified School District # 233:
Series 2016 A, 5% 9/1/21	750,000	802,268
Series 2016 B:
5% 9/1/22	1,600,000	1,771,280
5% 9/1/23	290,000	331,476
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,412,553
Series 2016 A:
5% 9/1/40	4,200,000	4,830,210
5% 9/1/45	5,125,000	5,867,971

TOTAL KANSAS		19,551,680

Kentucky - 2.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,320,648
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,980,384
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/20	485,000	487,779
5% 1/1/24	800,000	922,480
5% 1/1/27	1,500,000	1,814,010
5% 1/1/33	1,300,000	1,532,362
Series 2019, 5% 1/1/44	2,245,000	2,741,684
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,219,760
5% 8/1/44	1,000,000	1,183,580
Series 2019 A2, 5% 8/1/49	2,500,000	2,947,300
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,156,129
5% 8/15/33	1,325,000	1,557,061
5% 8/15/35	1,500,000	1,754,550
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	855,000	930,223
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,741,900
5% 5/1/29	1,865,000	2,280,336
5% 5/1/30	1,250,000	1,521,513
5% 5/1/31	535,000	657,900
5% 5/1/32	280,000	343,294
5% 5/1/33	630,000	770,370
5% 5/1/34	720,000	878,458
5% 5/1/35	425,000	508,462
5% 5/1/36	360,000	429,556
Series 2016 B, 5% 11/1/26	11,400,000	13,781,460
Series A:
4% 11/1/38	635,000	700,043
5% 11/1/27	5,245,000	6,435,038
5% 11/1/28	6,415,000	7,959,283
5% 11/1/29	3,840,000	4,724,621
5% 11/1/30	2,150,000	2,630,719
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,443,632
5.75% 10/1/38	3,105,000	3,528,429
Series 2016 A:
5% 10/1/31	6,400,000	7,630,208
5% 10/1/32	7,745,000	9,192,695
5% 10/1/33	4,400,000	5,203,660
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,085,000	1,184,299
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,835,000	3,094,459
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	405,000	442,066
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,052,500

TOTAL KENTUCKY		102,682,851

Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	890,000	1,064,235
5% 12/1/39	855,000	1,004,052
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,830,501
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,968,770
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	534,975
5% 12/15/27	2,000,000	2,435,980
5% 12/15/29	1,200,000	1,450,344
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	641,708
5% 5/15/23	2,500,000	2,788,800
5.5% 5/15/29	4,035,000	4,042,384

TOTAL LOUISIANA		19,761,749

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,210,000	2,372,678
Series 2013, 5% 7/1/33	1,000,000	1,084,150
Series 2016 A:
4% 7/1/41	1,185,000	1,237,460
4% 7/1/46	1,765,000	1,834,982
5% 7/1/41	480,000	536,472
5% 7/1/46	330,000	367,646
Series 2018 A:
5% 7/1/30	1,185,000	1,463,558
5% 7/1/31	1,100,000	1,351,669
5% 7/1/34	2,000,000	2,438,160
5% 7/1/35	2,745,000	3,337,371
5% 7/1/36	3,250,000	3,935,133
5% 7/1/37	3,000,000	3,614,670
5% 7/1/38	2,275,000	2,729,386
5% 7/1/43	4,500,000	5,357,295
Series 2018, 5% 7/1/48	4,235,000	5,149,294
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,978,613
Series 2018:
5% 7/1/33	700,000	876,659
5% 7/1/34	1,000,000	1,249,460
5% 7/1/35	1,100,000	1,370,688
5% 7/1/36	2,000,000	2,485,500

TOTAL MAINE		44,770,844

Maryland - 0.5%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,270,895
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,937,542
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,132,252
Series 2015, 5% 7/1/40	2,000,000	2,291,520
Series 2016 A:
4% 7/1/42	780,000	824,756
5% 7/1/35	2,055,000	2,377,347
5% 7/1/38	1,125,000	1,290,690
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,510,000	3,847,767
Series 2019 C, 3.5% 3/1/50	2,830,000	3,053,287
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	875,000	875,324
3% 11/1/25	640,000	642,835

TOTAL MARYLAND		20,544,215

Massachusetts - 1.4%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A, 5% 6/1/48	7,780,000	9,439,163
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,177,136
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	400,000	425,260
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	10,747,500
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,373,430
5% 10/1/33	1,355,000	1,578,832
Series 2015 D, 5% 7/1/44	2,575,000	2,896,128
Series 2019, 5% 9/1/59	13,125,000	15,588,563
Series BB1, 5% 10/1/46	4,230,000	5,016,230
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/33	3,280,000	4,023,576
5% 4/1/36	1,280,000	1,555,802
Series 2017 D:
5% 2/1/33	3,265,000	3,990,712
5% 2/1/35	2,850,000	3,460,670

TOTAL MASSACHUSETTS		61,273,002

Michigan - 3.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,155,402
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,812,975
5% 7/1/48	6,500,000	7,835,165
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured) (e)	2,170,000	2,504,310
4% 5/1/33 (Build America Mutual Assurance Insured) (e)	2,235,000	2,561,355
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,739,583
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,065,410
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,871,960
5% 4/15/28	2,000,000	2,405,220
Series 2016 I, 5% 4/15/24	705,000	820,296
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,228,686
(Trinity Health Proj.) Series 2017:
5% 12/1/35	9,085,000	11,077,976
5% 12/1/42	1,035,000	1,236,411
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,522,514
5% 6/1/20 (Escrowed to Maturity)	750,000	765,881
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,205,083
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,629,272
Series 2012:
5% 11/15/36	1,300,000	1,419,210
5% 11/15/42	2,950,000	3,187,859
Series 2013, 5% 8/15/29	3,865,000	4,341,323
Series 2015 MI, 5% 12/1/25	3,000,000	3,564,690
Series 2016:
5% 11/15/32	4,815,000	5,769,959
5% 11/15/41	1,085,000	1,270,600
Series 2019 A, 5% 11/15/48	1,645,000	1,992,408
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	424,799
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,437,807
2.4%, tender 3/15/23 (a)	1,720,000	1,772,959
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,363,986
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,193,620
5% 11/1/36	1,250,000	1,482,050
5% 11/1/37	1,000,000	1,182,040
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	15,370,000	18,594,626
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,906,306
5% 5/1/29	4,230,000	5,038,565
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,543,802
5% 12/1/31	2,300,000	2,725,638
5% 12/1/40 (FSA Insured)	3,000,000	3,475,980
Series 2015 G:
5% 12/1/31	1,500,000	1,777,590
5% 12/1/32	1,500,000	1,773,420
5% 12/1/33	2,000,000	2,360,840
Series 2015, 5% 12/1/29	1,600,000	1,907,312
Series 2017 A:
5% 12/1/28	600,000	747,768
5% 12/1/29	550,000	681,126
5% 12/1/30	700,000	862,680
5% 12/1/33	350,000	426,573
5% 12/1/37	500,000	602,685
5% 12/1/37	270,000	325,450
Series 2017 C, 5% 12/1/28	1,100,000	1,370,908
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,018,825
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,654,384

TOTAL MICHIGAN		155,635,287

Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,311,424
5% 2/15/58	11,845,000	13,772,300
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,514,205
Series 2017:
4% 5/1/22	500,000	530,340
5% 5/1/23	500,000	558,765
5% 5/1/24	1,200,000	1,378,824
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	701,119
5% 11/15/24	1,780,000	2,097,997
5% 11/15/25	1,365,000	1,646,668
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,219,000
5% 10/1/32	715,000	856,263
5% 10/1/33	875,000	1,046,290
5% 10/1/45	1,035,000	1,203,167
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,814,546
5% 5/1/48	4,325,000	5,245,879
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	848,848

TOTAL MINNESOTA		44,745,635

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,727,632
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,949,094
5% 10/1/47	2,125,000	2,438,034
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21	575,000	600,461
5% 1/1/26	240,000	292,598
5% 1/1/28	500,000	634,255
5% 1/1/33	475,000	591,907
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	295,832
5% 9/1/22	500,000	501,365
5% 9/1/23	400,000	401,096
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,396
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	427,416
3.25% 2/1/28	400,000	429,320
4% 2/1/40	400,000	427,496
5% 2/1/34	3,115,000	3,617,200
5% 2/1/36	1,200,000	1,385,484
5% 2/1/45	1,900,000	2,158,647
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,150,000	2,379,620
5% 10/1/46	4,225,000	5,134,938
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	750,000	824,490
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,716,960
5% 7/1/49	1,150,000	1,402,184
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,711,930
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	860,000	968,747

TOTAL MISSOURI		36,142,102

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	370,000	413,042
Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	881,353
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,453,820
5% 9/1/32	3,735,000	4,566,897
5% 9/1/33	2,240,000	2,731,702
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,985,864
5% 1/1/34	1,000,000	1,183,840
Series 2016 B, 5% 1/1/32	5,000,000	5,945,700

TOTAL NEBRASKA		19,749,176

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,172,911
5% 9/1/42	6,665,000	7,757,460
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,202,045
5% 7/1/25	2,170,000	2,592,803
5% 7/1/26	1,345,000	1,642,944
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,013,772
Series 2012 B, 5% 6/1/42	3,260,000	3,528,037
Series 2016 A:
5% 6/1/35	4,150,000	4,969,916
5% 6/1/36	6,000,000	7,170,060
Series 2016 B:
5% 6/1/34	7,495,000	8,994,675
5% 6/1/36	2,700,000	3,226,527
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,155,000	1,269,599

TOTAL NEVADA		49,540,749

New Hampshire - 1.0%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,376,160
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	304,953
5% 8/1/34	3,000,000	3,642,780
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,590,563
5% 8/1/36	2,000,000	2,416,020
5% 8/1/37	2,400,000	2,889,312
Series 2018, 5% 8/1/35	2,750,000	3,330,498
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,532,600
Series 2017 B, 4.125% 7/1/24 (c)	580,000	580,847
Series 2017:
5% 7/1/36	1,200,000	1,409,664
5% 7/1/44	1,000,000	1,159,330
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,060,510
4% 7/1/32	900,000	937,098
Series 2016:
4% 10/1/38	1,165,000	1,259,377
5% 10/1/28	3,000,000	3,588,690
5% 10/1/32	5,160,000	6,070,069
5% 10/1/38	3,765,000	4,359,719
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/20	1,300,000	1,311,855

TOTAL NEW HAMPSHIRE		40,820,045

New Jersey - 3.8%
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	750,000	751,125
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,184,540
Series 2017 B, 5% 11/1/24	10,000,000	11,497,100
Series 2011 EE:
5% 9/1/20	1,255,000	1,290,960
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,499,109
Series 2013:
5% 3/1/23	7,040,000	7,778,707
5% 3/1/24	6,200,000	6,823,100
5% 3/1/25	700,000	767,543
Series 2014 PP, 5% 6/15/26	6,000,000	6,761,400
Series 2015 XX:
5% 6/15/22	1,525,000	1,656,257
5% 6/15/23	1,000,000	1,113,600
5% 6/15/26	15,000,000	17,198,250
Series 2016 AAA:
5% 6/15/41	2,510,000	2,833,941
5.5% 6/15/30	4,995,000	5,964,879
Series 2016 BBB, 5% 6/15/22	3,120,000	3,388,538
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,104,168
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	500,000	510,912
5% 7/1/21	1,155,000	1,218,779
5% 7/1/22	155,000	168,727
5% 7/1/23	550,000	614,658
5% 7/1/24	435,000	497,610
5% 7/1/25	1,055,000	1,233,021
5% 7/1/25	470,000	549,308
5% 7/1/26	155,000	184,357
5% 7/1/27	235,000	278,830
5% 7/1/28	685,000	808,882
5% 7/1/30	1,000,000	1,211,380
Series 2016:
4% 7/1/48	1,800,000	1,918,782
5% 7/1/41	2,190,000	2,490,052
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,543,687
5% 12/1/23	1,005,000	1,148,645
5% 12/1/24	580,000	680,415
5% 12/1/25	1,065,000	1,279,225
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	18,715,635
Series 2001 A, 6% 6/15/35	1,300,000	1,382,108
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	444,628
Series 2010 A, 0% 12/15/27	7,395,000	5,977,600
Series 2014 AA, 5% 6/15/24	15,000,000	17,104,350
Series 2016 A:
5% 6/15/27	945,000	1,117,103
5% 6/15/28	3,225,000	3,798,534
5% 6/15/29	3,550,000	4,163,547
Series 2016 A-2, 5% 6/15/23	2,495,000	2,792,379
Series 2018 A:
5% 12/15/32	3,205,000	3,760,715
5% 12/15/34	1,000,000	1,166,040
Series AA, 5% 6/15/25	2,380,000	2,756,754

TOTAL NEW JERSEY		161,129,880

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,635,000	1,782,199
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24 (e)	115,000	115,090
5% 5/15/34 (e)	230,000	260,390
5% 5/15/39 (e)	170,000	189,883
5% 5/15/44 (e)	180,000	199,033
5% 5/15/49 (e)	355,000	390,344
Series 2019 B1, 2.625% 5/15/25 (e)	190,000	190,167

TOTAL NEW MEXICO		3,127,106

New York - 5.5%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,866,233
Series 2016 A, 5% 7/1/32	2,500,000	3,001,625
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,975,000	2,083,191
Series 2017 A:
5% 2/15/33	3,595,000	4,392,227
5% 2/15/39	10,000,000	12,016,700
5% 2/15/42	9,860,000	11,779,150
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	611,425
5% 9/1/35	2,000,000	2,432,560
5% 9/1/36	1,135,000	1,376,222
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,928,228
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,885,744
Series 2016 C and D, 5% 8/1/28	1,500,000	1,809,540
Series 2016 E, 5% 8/1/28	2,550,000	3,116,253
Series F, 5% 4/1/34	6,000,000	7,429,680
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,640
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,730
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011:
5.375% 6/15/43	3,445,000	3,600,542
5.375% 6/15/43 (Pre-Refunded to 12/15/20 @ 100)	4,350,000	4,556,277
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,945,498
Series 2013 EE, 5% 6/15/47	11,710,000	12,971,753
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,199,680
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,864,388
Series 2016 A, 5% 5/1/40	1,950,000	2,294,507
Series 2017 B, 5% 8/1/40	2,000,000	2,364,840
Series 2017 E, 5% 2/1/39	6,440,000	7,699,471
Series 2018 C2:
5% 5/1/32	5,300,000	6,624,364
5% 5/1/37	10,000,000	12,306,500
Series 2019 B1:
5% 8/1/34	2,000,000	2,495,500
5% 8/1/35	5,000,000	6,221,600
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,696,651
5% 11/15/29	5,000,000	6,018,300
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,192,000
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,338,432
5% 3/15/32	1,945,000	2,351,252
5% 3/15/34	3,200,000	3,852,288
Series 2018 C, 5% 3/15/38	8,285,000	10,127,170
Series 2018 E, 5% 3/15/48	3,000,000	3,643,980
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,497,025
Series 2012 F, 5% 11/15/24	4,600,000	5,088,520
Series 2014 B, 5.25% 11/15/44	2,215,000	2,525,299
Series 2014 C, 5% 11/15/21	2,500,000	2,685,300
Series 2016 B, 5% 11/15/21	1,950,000	2,094,534
Series 2017 C-2:
0% 11/15/29	2,275,000	1,812,333
0% 11/15/33	5,600,000	3,894,632
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,488,544
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,823,577
Series 2017 C, 5% 3/15/31	2,375,000	2,944,644
Oneida County Loc Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured) (e)	1,000,000	1,139,920
5% 12/1/30 (FSA Insured) (e)	1,500,000	1,883,760
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,199,426

TOTAL NEW YORK		234,181,655

North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/40	2,400,000	3,008,016
5% 6/1/46	2,380,000	2,950,438
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,452,140
5% 7/1/42	2,875,000	3,466,186
Series 2017 C:
4% 7/1/36	1,500,000	1,697,160
4% 7/1/37	1,500,000	1,689,495
5% 7/1/29	2,575,000	3,213,626
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,221,324
Series 2012, 5% 11/1/41	1,630,000	1,723,415
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	220,000	263,272
5% 10/1/29	3,500,000	4,143,440
5% 10/1/42	1,820,000	2,088,759
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,838,436
Series 2019 A:
5% 12/1/29	1,390,000	1,735,429
5% 12/1/30	1,440,000	1,788,250
5% 12/1/32	1,095,000	1,349,314
5% 12/1/33	800,000	984,344
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,215,225
Series 2015 C, 5% 1/1/29	8,000,000	9,601,360
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	2,950,112

TOTAL NORTH CAROLINA		53,379,741

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,514,130
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,768,376

TOTAL NORTH DAKOTA		5,282,506

Ohio - 2.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,917,528
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,742,432
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,820,490
5% 2/15/39	1,000,000	1,210,660
5% 2/15/44	3,150,000	3,773,165
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,637,600
Series 2016, 5% 2/15/46	1,280,000	1,475,085
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,740,160
Series 2012 B:
5% 2/15/42	705,000	753,300
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	195,000	211,524
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	588,540
5% 1/1/27 (FSA Insured)	2,175,000	2,547,273
5% 1/1/31 (FSA Insured)	1,000,000	1,157,100
Cleveland Gen. Oblig. Series C, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,051,303
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,451,240
5% 10/1/37	1,250,000	1,522,475
5% 10/1/38	1,500,000	1,822,560
Columbus City School District 5% 12/1/32	1,000,000	1,203,290
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,252,100
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,769,345
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,159,426
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,371,755
6% 8/15/43	400,000	401,388
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	11,070,000	12,869,096
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,099,785
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	1,900,000	2,030,188
5% 2/15/48	4,400,000	4,693,172
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,115,038
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	1,918,544
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,113,650
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	535,000	599,986
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	3,012,230
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,489,095
Series 2019, 5% 2/15/29	3,600,000	4,094,928
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28 (e)	3,700,000	4,319,232
5% 1/1/30 (e)	1,800,000	2,299,248
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	423,600
5% 12/1/42	505,000	529,583

TOTAL OHIO		106,187,114

Oklahoma - 0.6%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,407,564
5% 9/1/28	1,180,000	1,426,042
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,970,340
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,291,082
5% 10/1/32	1,100,000	1,298,418
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	3,932,183
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,000,716
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,952,532
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,298,022

TOTAL OKLAHOMA		24,576,899

Oregon - 1.1%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	425,000	425,187
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,616,140
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	274,305
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,731,988
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,380,000	7,024,827
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,244,762
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,328,929
5% 6/15/35	3,135,000	3,840,312
5% 6/15/36	3,000,000	3,666,090
5% 6/15/37	4,000,000	4,876,320
5% 6/15/38	3,000,000	3,649,980

TOTAL OREGON		46,678,840

Pennsylvania - 5.4%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,818,350
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,216,850
5% 7/15/38	1,000,000	1,207,380
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,114,280
Series 2018 A, 5% 11/15/24	1,000,000	1,161,190
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	975,458
5% 8/1/22 (FSA Insured)	260,000	283,205
5% 8/1/23 (FSA Insured)	450,000	504,050
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,591,279
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	913,664
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37 (e)	2,000,000	2,214,120
4% 7/1/38 (e)	2,180,000	2,405,695
4% 7/1/39 (e)	2,500,000	2,753,875
5% 7/1/44 (e)	15,415,000	18,470,870
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,462,912
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,287,062
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,054,671
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,584,284
Series 2016 A:
5% 10/1/30	4,350,000	4,954,694
5% 10/1/36	4,430,000	4,979,187
5% 10/1/40	2,045,000	2,271,443
Series 2019, 4% 9/1/44	5,165,000	5,630,625
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,734,782
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	912,893
5% 7/1/36	1,000,000	1,214,070
5% 7/1/37	800,000	966,696
5% 7/1/38	750,000	902,543
5% 7/1/43	2,000,000	2,375,840
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,477,552
Series 2015, 5% 3/15/33	2,460,000	2,850,427
Series 2016, 5% 2/1/29	8,935,000	10,649,269
Series 2017:
5% 1/1/26	10,420,000	12,573,397
5% 1/1/28	5,000,000	6,140,850
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,845,130
Series 2016:
5% 5/1/29	1,000,000	1,186,450
5% 5/1/31	1,000,000	1,178,460
Series 2017 A, 5% 8/15/46	7,035,000	8,419,629
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,676,673
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	622,175
5% 7/1/29	500,000	618,310
5% 7/1/30	550,000	675,989
5% 7/1/31	600,000	735,018
5% 7/1/32	550,000	671,875
5% 7/1/33	600,000	731,298
5% 7/1/42	2,390,000	2,853,445
5% 7/1/47	2,000,000	2,373,980
Philadelphia Auth. For Indl. Series 2017, 5% 11/1/47	8,355,000	9,354,425
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	2,325,000	2,389,286
5% 8/1/26	1,000,000	1,186,530
5% 8/1/27	1,000,000	1,181,620
5% 8/1/28	2,000,000	2,356,960
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,970,637
5% 8/1/25	4,665,000	5,563,386
Series 2019 B:
5% 2/1/33	1,600,000	2,006,512
5% 2/1/36	1,485,000	1,846,954
5% 2/1/37	1,915,000	2,372,206
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,138,239
Series 2018 A:
5% 9/1/34	1,450,000	1,760,808
5% 9/1/35	1,000,000	1,210,960
Series 2018 B, 5% 9/1/43	1,395,000	1,656,325
Series 2019 A:
4% 9/1/35 (e)	2,305,000	2,577,820
4% 9/1/36 (e)	2,000,000	2,230,060
5% 9/1/31 (e)	1,165,000	1,449,120
5% 9/1/33 (e)	2,060,000	2,577,596
5% 9/1/33 (e)	6,870,000	8,480,053
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/35	1,125,000	1,337,558
5% 12/15/37	500,000	590,455
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,652,520
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	2,029,283
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,661,425
4% 6/1/49	3,545,000	3,929,491
5% 6/1/44	2,595,000	3,165,926
5% 6/1/49	4,145,000	5,027,844
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,059,590
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	861,501
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,172,720
5% 8/1/38	3,205,000	3,721,742
5% 8/1/48	2,850,000	3,269,036

TOTAL PENNSYLVANIA		230,030,483

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,352,048
5% 9/1/36	185,000	209,303
Series 2016:
5% 5/15/20	340,000	346,045
5% 5/15/21	2,000,000	2,101,380
5% 5/15/39	3,285,000	3,765,004
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,335,000	1,464,215

TOTAL RHODE ISLAND		13,237,995

South Carolina - 3.3%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,976,064
5% 7/1/48	12,000,000	14,730,240
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,006,807
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,667,766
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,283,910
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,010,000	2,221,955
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	1,800,000	2,002,104
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	2,900,000	3,225,612
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,782,333
Series 2014 A:
5% 12/1/49	16,565,000	18,440,489
5.5% 12/1/54	14,400,000	16,340,688
Series 2015 A, 5% 12/1/50	2,045,000	2,314,776
Series 2015 E, 5.25% 12/1/55	3,265,000	3,767,418
Series 2016 B:
5% 12/1/35	3,630,000	4,313,602
5% 12/1/36	5,445,000	6,455,646
Series 2016 C:
5% 12/1/22	500,000	554,245
5% 12/1/23	840,000	957,550
5% 12/1/24	515,000	603,338
5% 12/1/25	600,000	719,922
5% 12/1/26	1,000,000	1,223,510
5% 12/1/27	1,600,000	1,950,816
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,637,035
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,603,993
4% 4/15/48	6,915,000	7,353,618
5% 4/15/48	9,380,000	10,846,938

TOTAL SOUTH CAROLINA		137,980,375

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,608,300
Series 2017:
5% 7/1/30	850,000	1,034,527
5% 7/1/35	725,000	867,144

TOTAL SOUTH DAKOTA		7,509,971

Tennessee - 1.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A2, 5% 8/1/37	860,000	1,033,299
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	1,500,000	1,535,536
5% 7/1/23	500,000	559,160
5% 7/1/24	1,000,000	1,123,620
5% 7/1/25	1,000,000	1,121,730
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,789,482
5.25% 10/1/58	7,775,000	9,352,081
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	768,944
5% 5/1/23	1,600,000	1,799,664
5% 5/1/25	1,300,000	1,544,985
5% 5/1/27	1,230,000	1,526,615
5% 5/1/29	1,240,000	1,525,684
5% 5/1/30	2,395,000	2,929,205
5% 5/1/31	1,260,000	1,532,538
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,084,168
Series 2018, 4%, tender 11/1/25 (a)	6,255,000	6,898,827

TOTAL TENNESSEE		43,125,538

Texas - 9.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	1,730,000	1,796,000
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,822,266
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,275,100
5% 1/1/45	1,000,000	1,128,170
Series 2016:
5% 1/1/40	3,000,000	3,442,830
5% 1/1/46	1,800,000	2,045,376
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,726,128
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	3,175,000	3,597,561
Series 2016, 5% 2/15/27	1,885,000	2,286,166
Series 2019 A:
5% 2/15/24 (e)	4,000,000	4,613,000
5% 2/15/26 (e)	3,330,000	4,040,289
Series 2019, 5% 2/15/35	3,900,000	4,905,654
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,934,644
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42 (Pre-Refunded to 11/1/20 @ 100)	5,200,000	5,396,300
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	3,420,000	4,206,703
5% 2/15/30	4,935,000	6,053,863
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	32,578
Series 2019:
5%, tender 2/15/22 (a)	375,000	406,778
5%, tender 2/15/22 (a)	1,550,000	1,676,821
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	10,590,000	11,988,727
Series 2013 B:
5% 4/1/53	27,390,000	30,445,628
5.25% 10/1/51	25,400,000	28,721,558
5.5% 4/1/53	2,300,000	2,585,752
Series 2018 A:
5% 10/1/36	5,000,000	6,147,100
5% 10/1/37	10,000,000	12,240,100
5% 10/1/43	5,500,000	6,633,385
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	4,159,708
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,466,420
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,551,527
5% 7/1/26	3,000,000	3,186,030
Series 2018 D:
5% 7/1/29	1,900,000	2,405,875
5% 7/1/30	2,500,000	3,144,150
5% 7/1/31	2,250,000	2,817,360
5% 7/1/32	2,000,000	2,494,700
5% 7/1/39	7,080,000	8,659,760
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,328,789
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,941,920
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,717,403
Series 2016 B, 5% 11/15/33	1,400,000	1,692,012
Series 2018 D, 5% 11/15/43	1,845,000	2,265,328
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,219,780
5% 10/15/34	1,670,000	1,923,823
5% 10/15/44	835,000	943,183
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	4,510,000	5,594,024
5% 5/15/35	2,125,000	2,617,341
Series 2019:
5% 5/15/38	1,035,000	1,242,745
5% 5/15/39	1,000,000	1,198,230
5% 5/15/40	1,500,000	1,793,655
5% 5/15/44	2,990,000	3,551,642
Series 2015 B:
5% 5/15/30	4,500,000	5,276,385
5% 5/15/31	7,200,000	8,419,464
Series 2015 D:
5% 5/15/27	1,500,000	1,777,005
5% 5/15/29	2,150,000	2,530,034
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,862,565
5% 8/15/47	1,205,000	1,424,141
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,455,866
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,700,752
5% 1/1/34	1,000,000	1,208,820
5% 1/1/35	1,300,000	1,568,125
5% 1/1/36	1,200,000	1,442,292
5% 1/1/37	4,705,000	5,637,954
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	314,915
5% 1/1/31	370,000	438,076
5% 1/1/33	1,500,000	1,807,650
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,074,408
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	6,870,000	7,398,990
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,280,180
Series 2014 A:
5% 1/1/23	950,000	1,060,438
5% 1/1/24	2,500,000	2,876,175
Series 2015 A, 5% 1/1/32	1,550,000	1,795,179
Series 2015 B, 5% 1/1/31	7,115,000	8,266,990
Series 2016 A:
5% 1/1/32	3,000,000	3,561,630
5% 1/1/39	1,000,000	1,167,680
Series 2017 A, 5% 1/1/43	6,500,000	7,786,285
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	12,517,124
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,934,916
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,919,776
Series 2017:
5% 2/1/32	1,250,000	1,545,900
5% 2/1/34	1,500,000	1,843,905
5% 2/1/47	7,500,000	8,866,275
San Antonio Gen. Oblig. Series 2018:
5% 8/1/37	1,315,000	1,637,938
5% 8/1/38	3,470,000	4,310,226
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,438,633
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	1,295,000	1,416,251
5% 5/15/25 (Pre-Refunded to 5/15/22 @ 100)	2,245,000	2,458,769
5% 5/15/26	2,560,000	2,799,027
5% 5/15/26 (Pre-Refunded to 5/15/22 @ 100)	4,440,000	4,862,777
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,141,875
5% 10/1/45	4,000,000	4,667,920
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	923,010
5% 10/1/41	1,500,000	1,805,385
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,669,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	467,684
5% 2/15/41	8,335,000	9,807,378
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,658,478	3,816,707
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	3,840,000	4,286,131
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,446,280
Series 2016, 5% 4/1/41	3,120,000	3,678,979
Series 2017 B, 5% 10/1/36	3,300,000	4,045,272
Series A, 5% 10/1/23	1,500,000	1,720,260
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,775,191
5% 3/15/31	2,000,000	2,449,540
Series 2019 A:
4% 3/15/34 (e)	2,250,000	2,593,890
4% 3/15/35 (e)	2,000,000	2,299,240
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,455,000	4,145,413
5% 2/15/33	3,500,000	4,159,190
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,147,561

TOTAL TEXAS		410,794,004

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,990,796
5% 7/1/35	1,500,000	1,816,425
5% 7/1/36	1,500,000	1,812,060
5% 7/1/37	1,000,000	1,204,270
5% 7/1/47	1,525,000	1,806,637
Series 2018 B:
5% 7/1/43	3,000,000	3,631,200
5% 7/1/48	3,000,000	3,611,010
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,853,326

TOTAL UTAH		17,725,724

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,712,768
5% 10/15/46	2,800,000	3,143,840

TOTAL VERMONT		5,856,608

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,259,998
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,038,212
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	390,942
Series 2016:
4% 6/15/37	345,000	369,912
5% 6/15/28	1,000,000	1,202,460
5% 6/15/33	225,000	265,658
5% 6/15/36	1,000,000	1,172,190
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,613,290
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	592,852
5% 5/15/33	2,000,000	2,490,020
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,849,100

TOTAL VIRGINIA		19,244,634

Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,015,788
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,476,388
5% 2/1/28	2,000,000	2,398,920
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,347,812
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,201,980
5% 1/1/38	1,000,000	1,198,270
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,800,825
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,747,050
5% 2/1/34	2,400,000	2,791,296
Series 2017 D, 5% 2/1/33	2,100,000	2,560,362
Series 2018 D, 5% 8/1/33	5,450,000	6,715,327
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,903,450
Series R-2017 A:
5% 8/1/27	945,000	1,161,802
5% 8/1/28	945,000	1,158,239
5% 8/1/30	945,000	1,148,723
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	3,908,300
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	502,832
5% 7/1/31	860,000	1,055,745
5% 7/1/34	2,645,000	3,204,894
5% 7/1/35	2,350,000	2,836,262
5% 7/1/36	2,250,000	2,708,685
5% 7/1/42	9,220,000	10,873,330
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,403,098
Series 2018 B:
5% 10/1/30	1,200,000	1,517,616
5% 10/1/31	1,500,000	1,884,150
5% 10/1/32	1,035,000	1,289,993
5% 10/1/33	2,500,000	3,097,350
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,646,900
5% 8/15/30	1,000,000	1,170,710
Series 2015, 5% 1/1/26	2,000,000	2,359,700
Series 2017 B, 4% 8/15/41	7,250,000	7,944,913
Series 2019 A1:
5% 8/1/34	1,895,000	2,304,112
5% 8/1/37	1,000,000	1,202,460
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,840,864
5% 10/1/35	1,000,000	1,148,580
5% 10/1/40	1,625,000	1,840,443
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	105,990
5% 7/1/33 (c)	100,000	110,257
5% 7/1/38 (c)	100,000	109,062
5% 7/1/48 (c)	300,000	323,328

TOTAL WASHINGTON		101,015,806

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,236,336
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,290,514

TOTAL WEST VIRGINIA		5,526,850

Wisconsin - 1.4%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,479,141
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	705,000	802,925
5% 5/15/28 (c)	580,000	662,946
5.25% 5/15/37 (c)	190,000	214,546
5.25% 5/15/42 (c)	235,000	263,054
5.25% 5/15/47 (c)	235,000	262,166
5.25% 5/15/52 (c)	435,000	484,112
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	570,532
5% 10/1/48 (c)	615,000	679,563
5% 10/1/53 (c)	1,710,000	1,884,659
Wisconsin Gen. Oblig. Series 2016 2, 5% 11/1/25	2,585,000	3,138,785
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,726,500
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	381,026
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	630,000	648,774
Series 2014:
4% 5/1/33	1,475,000	1,549,266
5% 5/1/23	1,410,000	1,557,980
5% 5/1/25	775,000	874,735
Series 2015, 5% 12/15/44	10,000,000	11,233,000
Series 2016, 5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	1,290,000	1,545,394
Series 2017 A:
5% 9/1/30	1,270,000	1,487,615
5% 9/1/32	1,100,000	1,275,912
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,028,160
Series 2013 B:
5% 7/1/26 (Pre-Refunded to 7/1/23 @ 100)	750,000	849,390
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,900,000	2,151,788
Series 2012:
5% 10/1/24	1,400,000	1,541,008
5% 6/1/27	1,000,000	1,075,130
5% 6/1/39	1,190,000	1,263,364
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,741,330

TOTAL WISCONSIN		58,372,801

TOTAL MUNICIPAL BONDS
(Cost $3,888,415,360)		4,137,111,998
	Shares	Value

Money Market Funds - 3.4%
Fidelity Tax-Free Cash Central Fund 1.23% (f)(g)
(Cost $144,857,231)	144,842,756	144,857,187
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $4,033,272,591)		4,281,969,185
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(55,619,635)
NET ASSETS - 100%		$4,226,349,550

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,870,364 or 0.7% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$852,037
Total	$852,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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